dividends per share	12 Months Ended
Dec. 31, 2023
dividends per share
dividends per share
13	dividends per share

(a)TELUS Corporation Common Share dividends declared

Years ended December 31 (millions except per share amounts)
TELUS Corporation	Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total
2023
Quarter 1 dividend	Mar. 10, 2023	$0.3511	Apr. 3, 2023	$506
Quarter 2 dividend	June 8, 2023	0.3636	July 4, 2023	526
Quarter 3 dividend	Sep. 8, 2023	0.3636	Oct. 3, 2023	529
Quarter 4 dividend	Dec. 11, 2023	0.3761	Jan. 2, 2024	550
		$1.4544		$2,111
2022
Quarter 1 dividend	Mar. 11, 2022	$0.3274	Apr. 1, 2022	$450
Quarter 2 dividend	June 10, 2022	0.3386	July 4, 2022	467
Quarter 3 dividend	Sep. 9, 2022	0.3386	Oct. 3, 2022	480
Quarter 4 dividend	Dec. 9, 2022	0.3511	Jan. 3, 2023	502
		$1.3557		$1,899

On February 8, 2024, the Board of Directors declared a quarterly dividend of $0.3761 per share on issued and outstanding TELUS Corporation Common Shares payable on April 1, 2024, to holders of record at the close of business on March 11, 2024. The final amount of the dividend payment depends upon the number of TELUS Corporation Common Shares issued and outstanding at the close of business on March 11, 2024.

(b)	Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of TELUS Corporation Common Shares may acquire additional TELUS Corporation Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. Under this plan, we have the option of offering TELUS Corporation Common Shares from Treasury or having the trustee acquire TELUS Corporation Common Shares in the stock market. We may, at our discretion, offer TELUS Corporation Common Shares at a discount of up to 5% from the market price under the plan. Effective with our dividends paid October 1, 2019, we offered TELUS Corporation Common Shares from Treasury at a discount of 2%. In respect of TELUS Corporation Common Shares held by eligible shareholders who have elected to participate in the plan, dividends declared during the year ended December 31, 2023, of $702 million (2022 –$639 million) were to be reinvested in TELUS Corporation Common Shares.